Other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Other receivables
Schedule of other receivables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Research tax credit (1)	5,940	3,199
Value added tax	1,786	1,562
Prepaid expenses	46	29
Suppliers – advances payment and debit balance	74	127
Receivable from CACEIS in relation with the exercises of BSA/BSPCE (3)	—	266
Miscellaneous	48	57
Total other receivables	7,893	5,239